FINANCIAL INSTRUMENTS, FINANCIAL RISKS AND CAPITAL RISKS MANAGEMENT (Details Narrative) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Financial Instruments Financial Risks And Capital Risks Management
Increase decrease in sensitivity percent	5.00%
Borrowings, interest rate basis	50 basis points
Increase decrease in profit	$ 18,199	$ 21,687	$ 6,382
Concentrations of risk	The Group has concentration of credit risk as 67.4% (2023: 55.2%, 2022: 39.5%) and 89.1% (2023: 89.9%, 2022: 85.4%) of the total trade receivables was due from the Group’s largest customer and the five largest customers respectively. In order to minimize the credit risk, the management of the Group has delegated a team responsible for determination of credit limits and credit approvals
Impairment loss recognised in profit or loss, trade receivables	$ 315,976	253,459	73,537
Cash and bank balances	2,963,301	3,979,416	$ 5,082,587	$ 3,545,458
Current assets	20,934,798	29,752,919
Current liabilities	$ 18,898,116	$ 23,170,818